Property and Equipment	9 Months Ended
Aug. 31, 2022
Property and Equipment
Property and Equipment

4. Property and equipment

	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Impairment of asset	-	-	-	(514,502)	-	(514,502)
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Balance at August 31, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	28,391	1,558	5,377	226,200	-	261,526
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	14,905	585	3,226	135,719	-	154,435
Balance at August 31, 2022	579,993	155,085	154,217	4,292,779	1,441,452	6,623,526

Net book value at:
November 30, 2021	66,246	1,559	21,507	904,797	-	994,109
August 31, 2022	51,341	974	18,281	769,078	-	839,674

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. During the year ended November 30, 2021, the Company recorded a $514,502 write-down of long-lived assets.